Basis of Presentation of the Consolidated Financial Statements - Translation of Telefonica Venezolana's Financial Statements (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) ves / $	Dec. 31, 2018 EUR (€) / $	Dec. 31, 2017 EUR (€)
Disclosure of subsidiaries [abstract]
Revenues	€ 48,422	€ 48,693	€ 52,008
Profit before tax	2,718	5,571	4,597
Income tax	(1,054)	(1,621)	(1,219)
Result for the year	1,664	3,950	3,378
Net cash flow provided by operating activities	15,022	13,423	€ 13,796
Non-current assets	€ 94,549	€ 90,707
Conversion at synthetic exchange rate
Disclosure of subsidiaries [line items]
Translation exchange rate	68,448.19	7,608
Impact on retained earnings	€ (212)	€ (23)
Venezuela
Disclosure of subsidiaries [line items]
Translation exchange rate	46,620.83	638
Inflation rate (as a percent)	9585.50%	2106600.60%	2874.10%
Telefonica Venezolana
Disclosure of subsidiaries [abstract]
Revenues	€ 79	€ 18	€ 106
Depreciation and amortization	10	67	103
Operating income	7	(64)	(69)
Financial result	63	216	81
Profit before tax	70	152	9
Income tax	3	(186)	(138)
Result for the year	73	(34)	(129)
Net cash flow provided by operating activities	14	7	35
CapEx	20	2	9
Non-current assets	€ 43	€ 238	€ 295